Leases - Lease Amounts Included in Consolidated Income Statement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Lease income—sales-type and direct financing leases
Sales-type lease selling price	$ 1,280	$ 1,636	$ 1,355
Less: Carrying value of underlying assets	(245)	(385)	(300)
Gross profit	1,034	1,251	1,055
Interest income on lease receivables	242	200	179
Total sales-type and direct financing lease income	1,276	1,451	1,234
Lease income—operating leases	93	116	169
Variable lease income	68	87	120
Total lease income	$ 1,437	$ 1,653	$ 1,523